DISCONTINUED OPERATIONS (Schedule of Components of Assets and Liabilities of Discontinued Operations) (Details) (Proved Oil and Gas Properties - Weld County, CO [Member], USD $)	Sep. 30, 2013	Dec. 31, 2012
Proved Oil and Gas Properties - Weld County, CO [Member]
Current Assets
Accounts receivable		$ 8,550
Oil and gas properties, net		1,472,521
Total current assets of discontinued operations		1,481,071
Current Liabilities
Accounts payable		7,745
Total current liabilities of discontinued operations	$ 400,000	$ 7,745